EMPLOYEE BENEFIT PLANS, Stock Option Assumptions (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Employee Benefit Plans [Abstract]
Risk free interest rate		2.76%	1.78%
Expected life (years)		5 years	5 years
Volatility		62.80%	56.10%
Dividend yield	0.00%	0.00%	3.98%
Weighted average grant-date fair value of options granted (in dollars per share)	$ 13.00	$ 6.71	$ 2.53